EQUITY METHOD INVESTMENT (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
EQUITY METHOD INVESTMENT
Equity Method Investments			$ 3,569	¥ 24,845	¥ 24,730
Equity method investment, ownership percentage			100.00%	100.00%
Xin Feng Hou
EQUITY METHOD INVESTMENT
Gain (loss) from equity method investments		¥ 114
Gold Master | Xin Feng Hou
EQUITY METHOD INVESTMENT
Equity Method Investments	¥ 24,500
Equity method investment, ownership percentage	49.00%
Da Xiang Shun Yi | Pan Hou
EQUITY METHOD INVESTMENT
Controlling interest, percentage of ownership held	51.00%